Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (536,147)	$ 7,393,298	$ 8,201,773	$ 11,124,257	$ 3,534,554	$ 11,891,223
Adjustments to reconcile net income to net cash used in operating activities:
Loss on extinguishment of notes payable						3,158,400
Change in net deferred tax provision				159,221		220,619
Change in fair value of derivative liabilities		(7,638,000)		(9,249,600)		(17,043,600)
Waiver of deferred underwriting fee	(394,100)
Loss on issuance of Private Placement Warrants						3,158,400
Transaction costs associated with issuance of warrants						943,412
Interest earned on marketable securities held in Trust Account	(359,135)	(375,200)		(3,796,223)		(26,092)
Changes in operating assets and liabilities:
Prepaid expenses	8,797	172,124		349,035		(418,750)
Prepaid income taxes	(9,433)
Accounts payable and accrued expenses	501,953	(32,777)		(365)		316,564
Bank service charge reimbursement	(45)
Income taxes payable	(68,061)	22,011		68,061
Contract liabilities			468,209	(468,209)
Net Cash Provided by (used in) Operating Activities	(856,171)	(458,544)		(1,504,835)		(1,178,843)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(862,500)					(276,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes				988,872
Cash withdrawn from Trust Account in connection with redemption	3,293,029			258,680,733
Net Cash Provided by (used in) Investing Activities	2,430,529			259,669,605		(276,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid						271,860,000
Proceeds from sale of Private Placement Warrants						5,640,000
Advances from related party	1,708,453	458,544		515,963		135,836
Proceeds from promissory note – related party						75,000
Repayment of promissory note – related party						(230,000)
Payment of offering costs						(276,446)
Redemption of common stock	(3,293,029)			(258,680,733)
Net Cash (used in) Provided by Financing Activities	(1,584,576)	458,544		(258,164,770)		277,204,390
Net Change in Cash	(10,218)					25,547
Cash and cash equivalents – Beginning of year	67,944	67,944		67,944		42,397
Cash and cash equivalents – End of year	57,726	67,944		67,944		67,944
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes	(65,506)	(22,011)		743,061
Excise tax	32,930
Deferred underwriting fee payable						$ 9,660,000
Waiver of deferred underwriting fee	$ 5,622,700
Unique Logistics International, Inc.
Cash Flows from Operating Activities:
Net (loss) income			8,214,568		3,534,554
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization			1,270,462		782,351
Amortization of debt discount					776,515
Amortization of right of use assets			1,748,665		1,389,429
Bad debt expense					2,541,676
Gain on forgiveness of notes payable					(358,236)
Loss on extinguishment of notes payable					564,037
Change in net deferred tax provision			(1,236,478)		(679,527)
Change in fair value of derivative liabilities			(879,733)		4,020,698
Accretion of consulting agreement					(282,672)
Change in fair value of contingent consideration			(1,750,000)
Changes in operating assets and liabilities:
Accounts receivable			58,657,048		(56,917,965)
Contract assets			28,083,802		(7,547,267)
Factoring reserve					7,593,665
Other prepaid expenses and other current assets			(8,240,557)		(642,563)
Deposits and other assets			(611,840)		(229,693)
Accounts payable			(34,062,717)		10,036,018
Accrued expenses and other current liabilities			(11,095,725)		3,999,874
Accrued freight			(4,063,354)		(1,162,780)
Contract liabilities			(468,209)		468,209
Lease liability			(1,510,325)		(1,391,062)
Net Cash Provided by (used in) Operating Activities			34,055,608		(33,504,739)
Cash Flows from Investing Activities:
Purchase of property and equipment			(291,608)		(72,001)
Equity method investments, net of income			1,987,275
Acquisition of business, net of cash acquired			8,828,309
Net Cash Provided by (used in) Investing Activities			10,523,976		(72,001)
Cash Flows from Financing Activities:
Proceeds from notes payable			4,000,000		2,000,000
Repayments of notes payable			(608,333)		(4,473,784)
Repayments of debt due to related parties			(10,647,966)		(414,647)
Deferred offering costs			(1,913,474)		(506,502)
Revolving credit facility, net			(30,091,224)		38,141,451
Net Cash (used in) Provided by Financing Activities			(39,260,997)		34,746,518
Effect of exchange rate on cash and equivalents			3,258
Net change in cash and cash equivalents			5,321,845		1,169,778
Cash and cash equivalents – Beginning of year			1,422,393		252,615
Cash and cash equivalents – End of year			6,744,238		1,422,393
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes			1,705,967		3,775,967
Interest			3,733,771		5,632,551
Operating lease asset and liability additions			8,715,190
Non-cash consideration paid in business acquisition (Note 2)			25,250,000
Conversion of preferred shares to common stock			111,935		157,088
Issuance of common stock for the conversion of principal net of accrued interest capitalized to principal to notes payable					244,931
Reduction of debt due to exchange of convertible notes for preferred shares Series C & D					4,565,725
Derivative liability recognized related to exchange of convertible notes for preferred shares Series C and D					$ 8,417,296